Lease Arrangements - Summary of Right-of-Use Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 10,680,262		$ 8,741,807		$ 385,013
Additions to right-of-use assets	3,239,770	$ 116,791	702,996	$ 824,268
Depreciation charge for right-of-use assets	1,114,950	40,193	946,880	1,055,458
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	6,093,518		5,961,974		219,666
Depreciation charge for right-of-use assets	509,746	18,376	370,458	307,708
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	3,663,682		2,548,838		132,072
Depreciation charge for right-of-use assets	217,674	7,847	214,682	215,301
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	880,443		181,065		31,739
Depreciation charge for right-of-use assets	356,052	12,835	335,039	507,443
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	42,619		49,930		$ 1,536
Depreciation charge for right-of-use assets	$ 31,478	$ 1,135	$ 26,701	$ 25,006